Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	MULIANG VIAGOO TECHNOLOGY, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 12
Entity Central Index Key	0001629665
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV